Segment Geographical Information and Major Customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Total revenues	$ 325,630	$ 284,375	$ 258,140
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	158,095	137,066	123,113
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	124,523	103,850	91,917
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	25,788	28,257	26,635
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	12,499	9,797	9,253
Others [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 4,725	$ 5,405	$ 7,222